Stock-based Compensation - Summary of Weighted-average Assumptions (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Compensation Related Costs [Abstract]
Expected term	5 years 9 months 10 days	5 years 10 months 2 days
Expected volatility	47.43%	34.00%
Risk-free interest rate, minimum	0.29%	1.58%
Risk-free interest rate, maximum	1.19%	2.54%
Dividend yield	0.00%	0.00%
Grant-date fair value	$ 1.12	$ 0.11